8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS	12 Months Ended
Jan. 31, 2018
Notes
8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS

8.         SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS

Authorized Share Capital:  100,000,000 common shares without par value

During the year ended January 31, 2018, the Company completed two private placements.  The first one completed was for 1,015,502 units at $0.50 per unit with gross proceeds of $507,751.  Each unit consisted of one common share and a warrant to purchase one common share exercisable at a price of $1.00 per share for two years (expiry September 13, 2019).  The gross proceeds were allocated to the common shares based on their fair value ($507,751), with the residual value being allocated to warrants ($Nil).  The second one completed was for 560,063 units at $0.80 per unit with gross proceeds of $448,050.  Each unit consisted of one common share and a warrant to purchase one common share exercisable at a price of $1.00 per share for two years (expiry November 6, 2019).  The gross proceeds were allocated to the common shares based on their fair value ($448,050), with the residual value being allocated to warrants ($Nil).  All of these warrants contain an additional exercise clause that if the common shares close at a price of $1.40 or greater, for a period of 20 consecutive trading days, the warrants would expire on the 30th day after the date on which notice is given by the Company.

            Option based payments

During the fiscal year ended January 31, 2004, the Company adopted an equity settled stock option plan whereby the Company can reserve approximately 20% of its outstanding shares for issuance to Eligible Persons (as defined by the policies of the TSX Venture Exchange and/or National Instrument 45-106).  Under the plan, the exercise price of each option equals the market price of the Company’s stock as calculated on the date of grant.  These options can be granted for a maximum term of 10 years.

During the year ended January 31, 2018, no stock options were exercised (2017 - nil) at an averaged exercise price of $nil (2017 - $nil) for total proceeds of $nil (2017 - $nil).

During the year ended January 31, 2018, no stock options were cancelled (2017 - 2,456,407) at an averaged exercise price of $nil (2017 - $3.84).

During the year ended January 31, 2018, 100,000 stock options were granted (2017 - 2,425,000) at an exercise price of $1.00 (2017 - $1.00).  If these options were exercised, the Company would receive $2,525,000.

Stock option transactions are summarized as follows:

	2018		2017		2016
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	2,425,000	$ 1.00	2,456,407	$ 3.84	2,457,307	$ 4.00
Granted	100,000	$ 1.00	2,425,000	$ 1.00	270,000	$ 2.50
Cancelled	-	-	(2,456,407)	$ 3.84	(270,900)	$ 4.00
Exercised	-	-	-	-	-	-

Outstanding, end of year	2,525,000	$ 1.00	2,425,000	$ 1.00	2,456,407	$ 3.84

Options exercisable, end of year	2,525,000	$ 1.00	2,425,000	$ 1.00	2,236,407	$ 3.97

Weighted average remaining life of outstanding options granted in years		3.44		4.46		4.39

Weighted average fair value per option granted		$ .66		$ .81		$ 1.28

The following stock options were outstanding at January 31, 2018:

Number of Options Outstanding	Number Currently Exercisable	Exercise Price	Expiry Date

2,425,000	2,425,000	$ 1.00	July 18, 2021
100,000	100,000	$ 1.00	February 20, 2021

            Option based payment expense

Total option based payments recognized during the year ended January 31, 2018 was $66,419 (2017 – $2,079,010; 2016 – $204,914) which has been recorded in the statements of operations as option based payments with corresponding contributed surplus recorded in shareholders' equity.

The fair value of stock options granted during the year ended January 31, 2018 was $66,419 (2017 – $1,965,094; 2016 – $345,175) which has been recognized as option based payments.

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted during the years:

	2018	2017	2016

Risk-free interest rate	1.17%	0.62%	0.81%
Expected life of options	4 years	5 years	2 years
Annualized volatility	94.66%	99.97%	101.22%
Dividends	0.00%	0.00%	0.00%

            Warrants

Warrant transactions are summarized as follows:

	2018		2017		2016
	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price

Outstanding, beginning of year	429,400	$ 1.82	138,900	$ 2.50	28,000	$ 5.00
Amended	(138,900)	$ (2.50)	-	-	-	-
	138,900	$ 1.00	-	-	-	-
Granted	1,575,565	$ 1.00	290,500	$ 1.50	138,900	$ 2.50
Expired	-	-	-	-	(28,000)	$ 5.00
Exercised	-	-	-	-	-	-
Outstanding, end of year	2,004,965	$ 1.07	429,400	$ 1.82	138,900	$ 2.50

The following share purchase warrants were outstanding and exercisable at January 31 2018:

Number of Warrants	Exercise Price	Expiry Date

290,500	$ 1.50	June 27, 2018
1,015,502	$ 1.00	September 13, 2019[2]
138,900	$ 1.00	September 21, 2019[1]
560,063	$ 1.00	November 6, 2019[2]

1)   Warrants contain an additional exercise clause that if the common shares close at a price of $1.20 or greater, for a period of 10 consecutive trading days, the warrants would expire on the 31st day.  Subsequent to the end of the year, the warrants were triggered, with 73,500 warrants exercised and 65,400 expired unexercised.

2)   Warrants contain an additional exercise clause that if the common shares close at a price of $1.40 or greater, for a period of 20 consecutive trading days, the warrants would expire on the 30th day after the date on which notice is given by the Company.